MFA 2022-NQM3 Trust ABS-15G

Exhibit 99.37

Loan Number	Redacted ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	63564		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: Final Closing Disclosure is missing in the loan package. Kindly provide Final Closing Disclosure. Resolved 7/27/2022 : Received Final Closing Disclosure document dated 2/XXXX/2022 and updated, hence conditions cleared.			Appraisal has provided #5comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of xx		Single Family	xx	xx	xx	Investor	Cash Out	744					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/24/2022
xx	63569		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Investor	Purchase	799			0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/25/2022
xx	65051		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: As per the guideline "xx Rate Matrix, 1st TDs, 2022 02 11" If Loan Amounts >$1.5M we requires two (2) Appraisals. We have 1 Full Appraisal and 1 is still missing. Please provide the Full Appraisal. 07/27/2022 - Received updated secondary appraisal & the variance is 0.00%. Hence condition resolved.			The Appraisal Has Been Marked As Is On xx With The Value xx, The Appraiser Has Provided 5 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Refinance	746	4.5	xx	8	$70,196.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.837%		Alternative	QC Complete	05/13/2022
xx	61346	xx	California	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   The following documents are missing from the loan file:
1) Initial Loan Estimate
2) SSPL
3) Affiliated Business Form
4) Homeownership Counseling Organizations Disclosure.

															4/12/2022 : As per client email confirmation Loan xx and xx are one and the same. We have received Loan Estimate document for loan ID # is xx instead of xx. So we have updated XXXX with initial documents received for loan xx for above mentioned documents. As per client email they were new to XXXX so that may have caused the account number duplication.	*** (WAIVED) Assets do not meet guidelines - EV W COMMENT: As per loan exception request borrower is utilizing equity in non subject REO to qualify under assets allowance & UW approved it based on compensating factors 1) Residual income is $65,669 2) Low DTI ratio of 44% 3) No Late payments on all mortgages	Residual Income - Residual Income Mortgage History - Mortgage History Low DTI Ratio	Appraisal has provided 6 comps to support the opinion of value.		PUD	xx	xx	xx	Primary	Purchase	743	3			$27,890.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.423%	No	Alternative	QC Complete	04/07/2022
xx	63345		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	700	6	xx	25.08	$72,848.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	8.217%		Alternative	QC Complete	02/03/2022
xx	64418	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test FAIL :             Charged       5.985%       Allowed      5.260%        Over by     +0.725%

This loan failed the CA AB 260 higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   CA AB 260 Higher-Priced Mortgage Loan Test FAIL:           Charged       5.985%      Allowed       5.260%        Over by       +0.725%

															Resolved : 08/05/2022 ;HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraised value supported by 6 comparables		PUD	xx	xx	xx	Primary	Purchase	676			5		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/15/2022
xx	64420		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on xx with the appraised value xx		Single Family	xx	xx	xx	Investor	Refinance	746					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	04/14/2022
xx	64423		xx	Colorado	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R COMMENT: Hazard insurance coverage does not cover the loan amount. As per hazard insurance policy dwelling coverage is $433,000 and loan amount is xx. The total estimated cost new per appraisal is $XXXX however dwelling coverage does not cover the same. 4/19/2022 - Received RCE HOI and condition has been resolved.			Appraised value supported by #5 comparable		Single Family	xx	xx	xx	Investor	Cash Out	755		xx	11	$9,842.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	17.448%		Full Documentation	QC Complete	04/15/2022
xx	64426		xx	Hawaii	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Required State Disclosures - EV R COMMENT: Condominium Questionnaire missing in the file. 4/26/2022 - Received Condo Questionnaire and condition is resolved			Appraisal Value xx and date is xx Supports 8 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	790					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/14/2022
xx	64825		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Investor	Cash Out	637					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/03/2022
xx	64427		xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked on xx with the appraised value xx		High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Purchase	770		xx	20	$46,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.501%	No	Full Documentation	QC Complete	04/15/2022
xx	64428		xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Final 1003 is missing in the file 4/19/2022 - Received final 1003 and condition is resolved			Verified through 5 comparable		PUD	xx	xx	xx	Primary	Cash Out	769	22.25	xx	26	$7,105.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.966%		Alternative	QC Complete	04/14/2022
xx	64828		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Primary	Cash Out	731	11	xx	26	$261,872.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	12.768%		Alternative	QC Complete	05/03/2022
xx	64431		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraised value supported by 4 comparables		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	737					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/14/2022
xx	64829		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Primary	Purchase	770		xx	7	$65,434.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.613%	No	Alternative	QC Complete	05/03/2022
xx	65304		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Investor	Cash Out	702					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/24/2022
xx	64831	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :    Charged     5.756%            Allowed    5.330%        Over by   +0.426%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraised value of xx from xx is an As-Is value and is well supported by four comparable		PUD	xx	xx	xx	Primary	Cash Out	718	1	xx	18	$34,791.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	11.462%		Alternative	QC Complete	05/03/2022
xx	64432		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No						Appraised value supported by #6 comparable		2 Family	xx	xx	xx	Investor	Cash Out	718		xx	13	$42,019.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.474%		Alternative	QC Complete	04/14/2022
xx	64433		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in the loan package. Resolved 4/19/2022: Received Initial Closing Disclosure and updated, hence conditions is cleared.			Verified through 5 comparable		Single Family	xx	xx	xx	Primary	Cash Out	718	17	xx	13	$42,137.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.361%		Alternative	QC Complete	04/14/2022
xx	64434		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No						Appraisal Value is xx and Date xx Supported 6 comparable		3 Family	xx	xx	xx	Investor	Cash Out	718		xx	13	$42,019.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.474%		Alternative	QC Complete	04/14/2022
xx	64832		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Investor	Purchase	740					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/25/2022
xx	64833	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Divorce Decree - EV R
COMMENT:   As per Loan Application Marital Status as "Separated" hence Separation agreement or Divorce decree missing in the file

5/2/2022 - Received updated final 1003 showing marital status as MARRIED. Hence condition is resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged  6.769%  Allowed  5.990%   Over-by+0.779%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraised value of xx from xx is an As-Is value and is well supported by six comparable		PUD	xx	xx	xx	Primary	Purchase	695		xx	26	$23,907.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.021%	No	Alternative	QC Complete	04/25/2022
xx	65305		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Primary	Refinance	729	7.5	xx	18	$20,558.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.527%		Full Documentation	QC Complete	05/24/2022
xx	64834		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by five comparable		Single Family	xx	xx	xx	Investor	Cash Out	740					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/25/2022
xx	64436	xx	Washington	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 6.174% Allowed 5.420% Over by +0.754%.

Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 6.174% Allowed 5.420% Over by +0.754%.

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal value is xx and Dated is xx Supported 5 Comparable		Single Family	xx	xx	xx	Primary	Purchase	730		xx	2	$12,962.89	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.462%	Yes	Alternative	QC Complete	04/14/2022
xx	64835	xx	Hawaii	Not Covered/Exempt	1	1	1	1	1	No	No	*** (CURED) Required Documentation Missing or Incomplete - EV R
COMMENT:   Guidelines requires to use lesser value of a lease on refinance transactions or an opinion of rent from the 1007. Subject property is on lease as per appraisal it is tenant occupied and in the file on page #1190 we have short term lease payment history from March 2021 to March 2022 however lease agreement missing in the file. Provide lease agreement.

															5/6/2022 - As per client confirmation details for DSCR calculation are mentioned on 1008 that $4600 rent is used to qualify the loan as per DSCR 0.882. Property receives rental income from xx bookings. And received $4708 rent over a year which supports the Form 1007. Hence condition is resolved.			The appraised value of xx from xx is an As-Is value and is well supported by five comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	739					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/03/2022
xx	65306		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by seven comparable		Single Family	xx	xx	xx	Primary	Purchase	702		xx	15	$60,547.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		15.253%	Yes	Alternative	QC Complete	05/03/2022
xx	64837		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		PUD	xx	xx	xx	Investor	Purchase	683					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/03/2022
xx	64838		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		PUD	xx	xx	xx	Primary	Purchase	777		xx	6	$164,674.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.571%	No	Full Documentation	QC Complete	04/25/2022
xx	65307	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:       Allowed       7.728%         Charged       7.290%        Over by      +0.438%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraised value of xx from xx is an As-Is value and is well supported by four comparable		PUD	xx	xx	xx	Primary	Purchase	670			6	$30,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.609%	Yes	Alternative	QC Complete	05/13/2022
xx	65308		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by five comparable		Single Family	xx	xx	xx	Investor	Refinance	796					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	05/13/2022
xx	64842		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by five comparable		Single Family	xx	xx	xx	Investor	Cash Out	695					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/03/2022
xx	64844		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by four comparable.		PUD	xx	xx	xx	Primary	Cash Out	799	8	xx	15	$90,195.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.812%		Alternative	QC Complete	05/03/2022
xx	64845		xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Income Worksheet detailing income calculations missing in the file. As per guideline (01-XXXX -2022 XXXX prime bank statement) we need detail income calculation worksheet 5/9/2022 - Received income calculation worksheet and condition is resolved.			The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Primary	Purchase	663		xx	4	$81,298.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		16.079%	No	Alternative	QC Complete	05/03/2022
xx	65309		xx	Hawaii	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Investor	Purchase	794			13		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/13/2022
xx	65310		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable		PUD	xx	xx	xx	Investor	Purchase	770		xx	10	$31,330.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.972%	No	Full Documentation	QC Complete	05/13/2022
xx	65311	xx	Florida	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Secondary valuation - CDA missing in the file. As per guidelines 01-XXXX -2022 XXXX _prime_bank_statement_guidelines_v1.1 (1).pdf Collateral Desk Assessment (CDA) is required.

5/24/2022- Received CDA and condition is resolved

*** (CURED) Hazard Insurance - EV R
COMMENT:   Flood insurance missing in the file

5/24/2022 - Received flood insurance policy and condition is resolved

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   As per guideline 01-XXXX -2022 XXXX _prime_bank_statement_guidelines_v1.1 (1).pdf -  minimum Loan Amount should be : $300,000, whereas actual loan amount as xx.

															5/24/2022 - Received exception approval form from client with approval of loan amount xx with compensating factors.			The appraised value of xx from xx is an As-Is value and is well supported by five comparable.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	761		xx	8	$25,502.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.290%	No	Alternative	QC Complete	05/24/2022
xx	65312		xx	Hawaii	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Final 1003_Application - EV R COMMENT: Missing Final 1003 application of borrower(xx ) 5/24/2022 - Received final 1003 for the borrower (xx ) and condition is resolved			The appraised value of xx from xx is an As-Is value and is well supported by six comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	759		xx	9	$29,255.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.771%	No	Full Documentation	QC Complete	05/24/2022
xx	65061	xx	Indiana	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R
COMMENT:   CDA to be ordered as confidence score on AVM is 0.15 which exceeds the threshold limit.

05/19/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:    FAIL          Charged    6.852%       Allowed        4.600%       Over by       +2.252%.

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal has been marked As is on xx with value xx, the Appraisal ha provided 4 comparable sale to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	690	19.83	xx	14.83	$8,878.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.048%		Alternative	QC Complete	04/29/2022
xx	63579	xx	Wisconsin	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Appraisal Value - EV R
COMMENT:   Both CU risk scores are missing. AVM to be ordered.

05/09/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged  5.725%    Allowed   5.110%   Over-by +0.615%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			As per appraisal as is ,comparable#3		Single Family	xx	xx	xx	Primary	Cash Out	680	24.25	xx	38.83	$2,374.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.662%		Alternative	QC Complete	03/17/2022
xx	63583	xx	Maryland	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test FAIL: charged  5.795%   allowed  5.120%   over by  +0.675%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 6comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Purchase	662		xx	25.16	$13,736.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		40.487%	No	Alternative	QC Complete	03/11/2022
xx	65067	xx	Missouri	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered as provided AVM reflects confidence score as 0.19 which is greater than 0.10.

05/09/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   "Transaction is Refinance of Investment residence. Funds required to close are $51,390.88. Total Assets verified in the amount of $34,357.00               xx # xx - $29,932.41   (Checking)              xx # xx - $4,424.59 (Checking)            Provide a copy of most recent bank statement/retirement/investment to evidence funds In the amount Of $XXXX  for closing .

5/20/2022 - Received confirmation from the client that this particular loan did not require any closing funds as they got over $100K cash in hand and used that to pay the cross-collateral mortgage via loan xx so the net end result is roughly $46K cash out to the borrower. Hence condition is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Incorrect refinance type reflect on Final 1003 and conditional Loan Approval submission.

"Final 1003_Application reflect Purpose of Refinance as Cash-Out, and conditional loan Approval reflect Purpose of Refinance as cash out/Home Improvement. However, HUD/Final 1003 reflect Borrower doesn't getting cash back. we need correct refinance type on Final 1003_Application and UW approval with correct refinance type.

															5/20/2022 - Received updated approval reflecting “Cash Out/Other. And clarification from client that due to system limitations this is the only way we can have the approval show C/O non-specific as our ULAW will only show C/O regardless of specific delineator. Hence condition is resolved			Appraisal has been marked As-is on date xx with the value xx. Appraiser has provided 5 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Refinance	747					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	04/25/2022
xx	65072	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered as Confidence score on AVM is 0.11 which exceeds guideline limit.

05/23/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :   Charges    6.343%       Allowed    6.330%        Over by   +0.013%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As-Is On xx With The Value xx The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		PUD	xx	xx	xx	Primary	Purchase	656		xx	30	$7,073.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.910%	Yes	Alternative	QC Complete	05/11/2022
xx	65075	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :   Charged     6.180%           Allowed   5.420%          Over by    +0.760%

This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test  FAIL :    Charged      6.180%          Allowed    5.420%         over by    +0.760%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	721		xx	3.16	$22,348.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.930%	No	Alternative	QC Complete	04/28/2022
xx	65077	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) The property type does not match the Appraisal Report - EV R
COMMENT:   In appraisal document there is showing HOA amount $100 per year and the PUD check box is not checked. In mortgage document there is not showing PUD Rider check box got checked. Hence require updated appraisal document with showing correct property type.

07/27/2022 - As per the UW Loan Approval Worksheet they said to move forward with appraisal as-is, they simply forgot to check the PUD box but they got the project name and dues accounted for correctly. Hence, exception is cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test  FAIL :  charged  :  8.990% allowed :  5.420% over by :  +3.570%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraisal has mark as is on date xx.The value xx. The comparable#3.		Single Family	xx	xx	xx	Primary	Cash Out	603	3	xx	9	$10,625.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.959%		Full Documentation	QC Complete	05/09/2022
xx	65079	xx	North Carolina	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU Score are missing  seconder Valuation required

04/28/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Recent Foreclosure Sale - Need Update - EV R
COMMENT:   Provide documentation on property foreclosed on, the property details and date of the foreclosure

07/08/2022 - Received document. foreclosed guidelines meet. Hence, condition resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail Charged 7.431% 5.730% +1.701%

Add this Disclaimer  comment : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing Required State Disclosures - EV R
COMMENT:   1) This loan failed the NC rate spread home loan test Fail.
2) As per NC state first lien lender fee is only allowed $300.00 but lender charged borrower for $1295.00 there is difference of $995.00, please provide Refund or LOE for above charges.

															Resolved 8/5/2022 : Per xx counsel and senior compliance, fee is an origination charge payable to the lender which is exempt per the statute due to the CFPB’s definition of origination charge. Additionally, this was not a finding in xx 2021 examination by North Carolina state regulator			Verified Through 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	641	4	xx	24.5	$8,380.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.119%		Full Documentation	QC Complete	04/26/2022
xx	60486	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide CDA or simliar document as value on AVM xx exceeds the value on Appraisal xx by more than 10% on negative side.Additional valuation product not found in file, additional product will be ordered to validate appraised value.”

01/04/2022 - Received CDA as additional valuation & condition resolved.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is $338,966.06. The disclosed finance charge of $338,746.61 is not considered accurate for purposes of rescission because it is understated by more than $35.

Total Differance amount is $219.45

Resolved 3/18/2022 : Prepaid Interest amount updated correct, hence conditions is cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 5.002%  Allowed 4.560%  Over by +0.442%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraised value Supported by 6 comps		PUD	xx	xx	xx	Primary	Refinance	713	1.41	xx	6	$11,948.49	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.721%		Alternative	QC Complete	12/06/2021
xx	60488	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Missing Secondary Valuation required for Securitization. Both CU risk scores are missing.

															01/04/2022 - Received CDA as additional valuation & condition resolved.			Appraised value supported by 5 comps		Mid Rise Condo (5-8 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/07/2021
xx	60496		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		Single Family	xx	xx	xx	Investor	Cash Out	674					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx		No	Alternative	QC Complete	12/07/2021
xx	60497	xx	Washington	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 4.788% Allowed 4.420% Over By+0.368%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 5 comps		Single Family	xx	xx	xx	Primary	Cash Out	683	20	xx	12	$80,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	14.048%		Alternative	QC Complete	12/03/2021
xx	60519		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/08/2021
xx	60526	xx	Florida	Not Covered/Exempt	2	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R
COMMENT:   Secondary Valuation incomplete due to missing Appraisal value & AVM confidence Score. Please Provide CDA or simliar document as value on AVM with Appraisal value & AVM confidence Score.Additional valuation product not found in file, additional product will be ordered to validate appraised value.

															01/04/2022 - Received CDA as additional valuation & condition resolved.			Apprisal has provided #5 comps		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/07/2021
xx	60529	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test FAIL Charged 5.253% 4.430% +0.823%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has #8 comp to support opinion value.		PUD	xx	xx	xx	Primary	Purchase	702		xx	6.9	$98,239.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		4.888%	Yes	Alternative	QC Complete	12/10/2021
xx	60534	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R
COMMENT:   Secondary valuation is required as both CU risk score are missing.

12/21/2021: LDR received, need secondary valuation. Condition not resolved remains same.

01/04/2022 - Received CDA as additional valuation & condition resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.924%       Allowed: 4.430%     Over by:+0.494%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal is AS IS with 5 Comps		Single Family	xx	xx	xx	Primary	Cash Out	748	5	xx	8	$14,282.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.341%		Alternative	QC Complete	12/01/2021
xx	60550	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   Final 1003 Is Missing In The File.

01/10/2022 - Received signed final 1003 & condition resolved.

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Secondary valuation is required as CU risk score is missing. Additional valuation product not found in file, additional product will be ordered to validate appraised value.

01/24/2022 - Not Resolved - Received AVM as secondary valuation but variance is above -10% & FSD score is 0.156. Please provide desk review or additional valuation.

02/03/2022 - Received CDA as additional valuation & condition resolved.

*** (CURED) Initial Escrow Acct Disclosure missing; loan has escrows - EV R
COMMENT:   Initial Escrow Disclosure Is Missing In The File.

01/10/2022 - Received initial account disclosure & condition resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Higher-Priced Mortgage Loan Test FAIL : Charged 5.151%  Allowed 4.540%  Over by+0.611%

Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Final Closing Disclosure is missing in the package.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Mortgage/Deed Is Missing In The File.

01/10/2022 - Received mortgage & condition resolved.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Note Document Signed At Closing Is Missing In the File.

01/10/2022 - Received note & condition resolved.

*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   Right To Cancel Is Missing In The File.

															01/10/2022 - Received right to cancel & condition resolved.			Verified Through 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	686	30	xx	29	$6,367.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.522%		Alternative	QC Complete	12/14/2021
xx	60555		xx	Illinois	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Missing secondary valuation required for securitization. Both CU score are missing.Additional valuation product not found in file, additional product will be ordered to validate appraised value. 12/10 Resolved : Provided AVM Updated.			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	654			7		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/06/2021
xx	60558		xx	South Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Secondary valuation required as CU score are missing.Additional valuation product not found in file, additional product will be ordered to validate appraised value. 01/04/2022 - Received CDA as additional valuation & condition resolved.			Appraisal has provided 5 Comparables to support the opinion of value		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	805					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/06/2021
xx	60560		xx	South Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Provide CDA or simliar document as provided AVM reflects confidence score as 0.15 which is greater than 0.10 (XXXX LLC).Additional valuation product not found in file, additional product will be ordered to validate appraised value. 01/04/2022 - Received CDA as additional valuation & condition resolved.			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	805					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/07/2021
xx	60565		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Secondary valuation is required as both the CU score is missing in provided appraisal 01/04/2022 - Received CDA as additional valuation & condition resolved.			Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	735					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/06/2021
xx	63589		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: As per lender guideline If confidence score is more than 10 we required additional appraisal however it is missing in package, please provide. 04/12/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx		Single Family	xx	xx	xx	Investor	Cash Out	709	4.75	xx	16	$13,099.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.308%		Alternative	QC Complete	03/11/2022
xx	60582		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						As per appraisal as is , #6 comparables.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/08/2021
xx	60602		xx	Hawaii	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Loan Originator signature is missing on initial 1003. 01/10/2022 - Received LO signed initial 1003 & condition resolved.			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	811				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/20/2021
xx	60611		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has 4 comparable with different market based value properties		Single Family	xx	xx	xx	Investor	Cash Out	696	4		0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/07/2021
xx	61742		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Secondary Valuation incomplete due to missing confidence score & appraisal value. CDA or similar document to be ordered. 01/04/2022 - Received CDA as additional valuation & condition resolved.			Appraisal has provided 5 comps		Single Family	xx	xx	xx	Investor	Cash Out	704	30.08				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/20/2021
xx	61765		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Missing Secondary Valuation required for Securitization. both CU risk scores are missing. 01/04/2022 - Received CDA as secondary valuation & condition resolved.			Appraisal has provided 4 comps		Mid Rise Condo (5-8 Stories)	xx	xx	xx	Investor	Purchase					$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:				Alternative	QC Complete	12/20/2021
xx	60660		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Valued 6 comparables		Single Family	xx	xx	xx	Investor	Purchase	778					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/10/2021
xx	61775		xx	South Carolina	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Secondary valuation required as CU score in the subject loan is missing.Additional valuation product not found in file, additional product will be ordered to validate appraised value. 02/25/2022 - Received CDA as additional valuation & condition resolved.			Appraisal has provided 5 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		Mid Rise Condo (5-8 Stories)	xx	xx	xx	Investor	Purchase	774					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		485.900%	No	Alternative	QC Complete	12/28/2021
xx	61783		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: Missing secondary valuation required for secularization. Both CU score are missing. 01/24/2022 - Received AVM as secondary valuation & condition resolved.			Appraisal has 6 comparable with different market based value properties		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		168.999%	Yes	Alternative	QC Complete	12/30/2021
xx	60686	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) 1-4 Family Mortgage Rider n/a but Occ/Prop Type suggest it is Required - EV R
COMMENT:   Mortgage Document Is Missing In The File.

01/10/2022 - Received 1-4 family rider & condition resolved.

*** (CURED) Application Missing - EV R
COMMENT:   Provide Final 1003 as it is missing in Package.

01/10/2022 - Received signed final 1003 & condition resolved.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Provide Mortgage document as it is missing in Package.

01/10/2022 - Received mortgage & condition resolved.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Provide Note document as it is missing in Package.

															01/10/2022 - Received note & condition resolved.			Appraisal has provided 7 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		2 Family	xx	xx	xx	Investor	Purchase	789				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/30/2021
xx	61796		xx	Nevada	Not Covered/Exempt	2	1	1	1	1	No	No						Aprsl is AS IS with 4 Comps		PUD	xx	xx	xx	Investor	Purchase	667					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/10/2022
xx	60693		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: AVM is available in the package however the confidence score is missing. CDA will be ordered to validate the appraisal value. 01/04/2022 - Received CDA as additional valuation & condition resolved. *** (CURED) Missing Final 1003_Application - EV R COMMENT: Final 1003 is missing for co-borrower. 01/10/2022 - Not resolved - Received final 1003 for borrower (xx) which is already in file. 3/7/2022 - Received Final 1003 for the Co-Borrower and condition has been resolved.			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on subjected to on xx. With the appraised value xx.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	708				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report			No	Alternative	QC Complete	12/13/2021
xx	60699	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) 1-4 Family Mortgage Rider n/a but Occ/Prop Type suggest it is Required - EV R
COMMENT:   Loan is "Investment Loan" we need 1-4 family rider for the investment property. Unable to determine loan goes through GODocs due to missing Mortgage document. if the loan goes through GODOCS as highlighted in Mortgage doc then we do not require 1-4 family rider in the file.

01/10/2022 - Received 1-4 family rider, condo rider, prepayment rider & condition resolved.

*** (CURED) Application Missing - EV R
COMMENT:   Final 1003_Application missing in loan file.

01/10/2022 - Received signed final 1003 & condition resolved.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Mortgage/Deed document is missing for the subject property. Need to provideMortgage/Deed document.

01/10/2022 - Received mortgage & condition resolved.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Note document is missing for the subject property. Need to provide NOTE document.

															01/10/2022 - Received Note & condition resolved.			Appraised value supported by 5 comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	802					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/04/2022
xx	65086	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU risk scores are missing.

05/09/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test: FAIL Charged : 8.320% Allowed : 4.640% Over By : +3.680%

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged:  8.320% Allowed : 4.640% Over By: +3.680%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has been marked As-is on date with the value xx Appraiser has provided 6 comparable to support the opinion of the value.		Manufactured Housing	xx	xx	xx	Primary	Cash Out	649	6.5	xx	7.58	$13,619.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	18.367%		Alternative	QC Complete	04/28/2022
xx	60707		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No						Appraisal has provided 5 comps & 3 Rentals to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	802			0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/04/2022
xx	60708		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Secondary Valuation is missing in the file. As per the guidelines if both CU Scores were missing Secondary valuation is required.Please provide the supporting document. 01/24/2022 - Received AVM as secondary valuation & condition resolved. *** (CURED) Application Missing - EV R COMMENT: Final 1003 Missing in the package 01/10/2022- Not resolved - Received initial 1003 which is already in file. 3/9/2020 - Received final 1003 and condition has been resolved			Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Mid Rise Condo (5-8 Stories)	xx	xx	xx	Investor	Purchase	775			20		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/04/2022
xx	61819		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal is AS IS with #5 comps & 3 Rentals		PUD	xx	xx	xx	Investor	Cash Out	730					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/10/2022
xx	60716		xx	Oregon	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 7 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Investor	Cash Out	768					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/04/2022
xx	61821		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Confidence score on AVM is greater than the limit for CA valuation. CDA to be ordered. 02/25/2022 - Received CDA as additional valuation & condition resolved.					High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		1196.984%	No	Alternative	QC Complete	12/28/2021
xx	60721		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CU and LCA score is not available. Require additional valuation to support original stated value. 01/24/2022 - Not resolved - Received AVM as secondary valuation but variance is above -10%. Please provide desk review or additional valuation. 02/03/2022 - Received CDA as additional valuation & condition resolved.			Verified Through 4 Comparable		4 Family	xx	xx	xx	Investor	Purchase	762					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/04/2022
xx	63592	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Please Provide CDA or similar document as provided AVM reflects confidence score as 0.15 which is greater than 0.10 (CA valuation)

04/12/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 6.379%     Allowed: 4.530%    Over by: +1.849%

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL   Charged: 6.379%     Allowed: 4.530%    Over by: +1.849%

															Resolved 08/08/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Refinance	668	17.83	xx	24	$6,581.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.788%		Alternative	QC Complete	03/16/2022
xx	61845		xx	Oklahoma	Not Covered/Exempt	1	1	1	1	1	No	No						Aprsl is AS IS with 3 Comps		Single Family	xx	xx	xx	Investor	Purchase	627					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/28/2021
xx	60724		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comparables to support the opinion of value		PUD	xx	xx	xx	Investor	Purchase					$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	01/04/2022
xx	60727		xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/13/2021
xx	61858		xx	Arizona	Not Covered/Exempt	4	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: Require CDA document as value on AVM xx exceeds the value on Appraisal xx by more than 10% on negative side. 02/25/2022 - Received CDA as additional valuation & condition resolved.			Appraisal has 6 comparable with different market based value properties		Single Family	xx	xx	xx	Investor	Cash Out	700					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/10/2022
xx	63593	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) The property type does not match the Appraisal Report - EV R
COMMENT:   Property type is showing as PUD in appraisal, however PUD Rider is missing in file.

07/18/2022 - PUD Rider received. Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test, Using the greater of the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL          Charged : 6.727%         Allowed : 4.660%          Over By : +2.067%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Primary	Refinance	669	3	xx	7	$4,703.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.715%		Alternative	QC Complete	03/18/2022
xx	63594	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:   FAIL       Charged     5.162%       Allowed      4.660%        Over by  +0.502%.

This loan failed the CA AB 260 higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test:   FAIL      Charged     5.162%       Allowed      4.660%        Over by +0.502%.

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	800	8.33	xx	12	$11,402.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.120%		Alternative	QC Complete	03/07/2022
xx	61868		xx	Washington	Not Covered/Exempt	1	1	1	1	1	No	No						Appraised value Supported by 5 Comps		Single Family	xx	xx	xx	Investor	Cash Out	753					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/17/2021
xx	61874		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No						Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase					$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/17/2021
xx	61878		xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No						C2;No updates in the prior 15 years;The subject property has been well maintained with only normal wear and no immediate renovations or remodeling needed. Therefore, physical depreciation was estimated at 1 years on a projected 70 year life. Appraiser checked mechanical systems (air conditioning, water, stove etc.) and utilities associated with the subject property and the power, gas and water were noted as being on and adequate for the market area.		PUD	xx	xx	xx	Investor	Purchase	702			0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent			No	Alternative	QC Complete	12/30/2021
xx	61887		xx	Illinois	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal valued as is 4 comparables		Single Family	xx	xx	xx	Investor	Purchase	783					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent			Yes	Alternative	QC Complete	01/05/2022
xx	61888		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Missing secondary valuation required for securitization.Both CU score are missing. 02/03/2022 - Received CDA as secondary valuation & condition resolved.					PUD	xx	xx	xx	Investor	Purchase	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	01/10/2022
xx	61889		xx	Washington	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Cash Out	720					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	01/10/2022
xx	61892		xx	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: The value of Appraisal on AVM xx is more than 10% on negative side than the primary appraisal value xx. Provide CDA or similar document. 02/25/2022 - Received CDA as additional valuation & condition resolved.			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	751				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/06/2022
xx	63599	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:    Charged    5.958%      Allowed      4.660%     Over by    +1.298%

This loan failed the CA AB 260 higher-priced mortgage loan test While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :    Charged  5.958%      Allowed   4.660%     Over by  +1.298%

Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
COMMENT:   Need supporting documents for subordinate lien $27450.00 and Payment 45.75 belongs to which property .

															03/31/2022 - Received Promissory Note for the subordinate lien and condition has been resolved.			Appraisal is as is with 5 Comparables		Single Family	xx	xx	xx	Primary	Purchase	744		xx	3.91	$18,834.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.683%	No	Alternative	QC Complete	03/18/2022
xx	61894		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 5 Comparables		PUD	xx	xx	xx	Investor	Purchase	683					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	01/10/2022
xx	61897		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal with #6 comparable		PUD	xx	xx	xx	Investor	Cash Out	739				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/30/2021
xx	61898		xx	Utah	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of xx		Single Family	xx	xx	xx	Investor	Cash Out	760				$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/30/2021
xx	61899		xx	Utah	Not Covered/Exempt	3	1	1	1	1	No	No						Appraisal has #4 comp to support opinion value.		Single Family	xx	xx	xx	Investor	Cash Out	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/30/2021
xx	65088		xx	Colorado	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.992% Allowed: 5.670% Over by: +2.322% Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			“Appraisal has provided the 5 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Purchase	735		xx	13.83	$28,372.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.609%	No	Alternative	QC Complete	04/28/2022
xx	65089	xx	Ohio	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU risk scores are missing in file.

05/09/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Appraisal is subject to completion per plans , cost to finish sod and $2,680 , conduit $1,308, Driveway and Sidewalk $3,000. Total cure $6,988. Provide 1004D.

07/14/2022 - Not resolved - Appraisal is not uploaded. Hence, we require 1004D or updated appraisal.

07/19/2022 - Received UW Worksheet with exception approval for escrow holdback from senior management.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 7.711%   Allowed: 4.600%   Over by: +3.111%

															Resolved 08/08/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 3 Comparable		PUD	xx	xx	xx	Primary	Purchase	687		xx	1.01	$13,448.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.064%	Yes	Full Documentation	QC Complete	04/28/2022
xx	63616	xx	New Jersey	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: charged 6.333% allowed 4.600% over by  +1.733%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 7 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	713		xx	30	$13,673.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.996%	No	Full Documentation	QC Complete	03/11/2022
xx	63619		xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value is xx dated on xx comparable with 5 properties		High Rise Condo (>=9 Stories)	xx	xx	xx	Secondary	Purchase	698		xx	5.41	$19,547.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		26.844%	No	Alternative	QC Complete	03/14/2022
xx	63634	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test FAIL:  charged  6.062%   allowed  5.010%    over by +1.052%

This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged: 6.062% Allowed: 5.010% Over by:+1.052%.

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has #5 comps to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	728	21	xx	11.5	$11,343.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.749%		Alternative	QC Complete	03/21/2022
xx	65092	xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Missing valid COC for a fee increase on CD dated 3/XXXX/2022. CD dated 3/XXXX/2022 reflects a Appraisal Fee of $XXXX , however, LE dated 3/XXXX /2022 reflects the Appraisal Fee of $XXXX  This is a fee increase of $2,225.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Please provide valid COC.

08/04/2022 : Resolved - Received PCCD dated 07/XXXX/2022 with the specific lender credit of $2225.00 to cure tolerance.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.322%  Allowed 5.010%  Over by+2.312%

															Resolved 08/08/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			“Appraisal has provided the 5 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	686		xx	6.25	$7,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		40.528%	Yes	Alternative	QC Complete	05/03/2022
xx	63649		xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM confidence score is 0.16 which is greater than the threshold limit 0.10 (CA valuation). CDA to be ordered 3/29/2022 - Received CDA and condition have been resolved			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Cash Out	721					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/04/2022
xx	63667	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R
COMMENT:   Confidence score on AVM is 0.22 which exceeds threshold limit. CDA to be ordered.

04/12/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 7.702%   allowed  5.120%  + over by 2.582%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			used #6 Comparable ti support the opinion value of appraiser ticketed on xx with appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	597	8.42	xx	3	$7,599.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :Yes Total Delinquent:862.00000 Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:90 Verification Type:Credit Report	xx	40.737%		Full Documentation	QC Complete	03/14/2022
xx	63668		xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Secondary Valuation incomplete due to missing Appraisal value & AVM confidence Score. CDA to be ordered. 3/21/2022 - Received CDA as secondary valuation & condition resolved			Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	797		xx	3.75	$22,000.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		23.253%	Yes	Alternative	QC Complete	02/25/2022
xx	63676	xx	Tennessee	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   Brokerage/Finder Fee Test Fail.

Under writing Fee$1295.0

Resolved 4/13/2022 : As per Final CD Mortgage broker fee not exceeds 2% of loan amount.
Mortgage broker fee $6000.00 not exceeds the loan amount.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 5.526%  Allowed 5.120%  Over by +0.406%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	695	21	xx	15	$6,342.55	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.785%		Alternative	QC Complete	03/17/2022
xx	63681		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Loan Application Missing Or Unexecuted - EV R COMMENT: Page 2 of final 1003 is missing in file. 5/24/2022 - Received final 1003 will all the pages and condition is resolved. *** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Confidence score on AVM is more than 0.10 . CDA to be ordered. 3/21/2022 - Received CDA as secondary valuation & condition resolved			Appraisal Value Supported by 5 Comparables, 2 Bedrooms and 2 Bathrooms.		Mid Rise Condo (5-8 Stories)	xx	xx	xx	Investor	Purchase	778					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/25/2022
xx	63686	xx	Ohio	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL charged 6.605% allowed 5.110% over by +1.495%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Purchase	645		xx	18.17	$26,251.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.713%	No	Full Documentation	QC Complete	03/14/2022
xx	63687		xx	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 4 comparables		PUD	xx	xx	xx	Investor	Purchase	720					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/04/2022
xx	63702	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R
COMMENT:   Provide CDA or similar document as provided AVM reflects confidence score as 0.15 which is greater than 0.10.

3/29/2022 - Received CDA and condition have been resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are me

Higher-Priced Mortgage Loan Test FAIL:charged:5.966% allowed:5.110% over by:+0.856%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx with Appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	627	5.16	xx	32.08	$7,110.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.322%		Alternative	QC Complete	03/07/2022
xx	63704	xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Secondary valuation required since both CU scores are missing. CDA to be ordered.

															04/07/2022 - Received AVM. Hence, condition is resolved.			Appraisal Value Supported by 5 comps, 3 Bedrooms and 2 bathrooms.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx			Alternative	QC Complete	03/11/2022
xx	63705		xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Value on AVM is more than 10% on negative side than Appraisal value. CDA to be ordered. 04/12/2022 - Received CDA. Hence, condition is resolved.			Aprsl is AS IS with 5 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	0.000%		Alternative	QC Complete	03/11/2022
xx	63713		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 6 comparables		Single Family	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	03/11/2022
xx	63715		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	797	5				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/07/2022
xx	63716		xx	Georgia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Secondary valuation is missing in the file , as both CU score is missing in the file. AVM to be ordered. 04/07/2022 - Received AVM. Hence, condition is resolved.			Appraisal has provided #4comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of xx		PUD	xx	xx	xx	Investor	Purchase	761					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		0.000%	No	Alternative	QC Complete	03/17/2022
xx	63718		xx	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Assets are not sufficient to close - EV R COMMENT: Assets in the file $100,000 and cash to close in the file $105,344.74. Short of assets $5344.74 4/13/2022 - Received 1003 showing gift amount of $XXXX and Gift of equity $XXXX which is sufficient to cover the closing cost and condition has been resolved.			Appraised value supported by #3 comparable		Single Family	xx	xx	xx	Investor	Purchase	683					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/14/2022
xx	63720		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	757					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/18/2022
xx	63721		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No						“Appraisal has provided the 5 comparable to support the opinion of sale value.”		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	03/11/2022
xx	63724		xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Confidence score on AVM is 0.30 which exceeds the threshold limit. CDA to be ordered. 04/12/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	706					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/21/2022
xx	63728		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified 6 comparables		PUD	xx	xx	xx	Investor	Purchase	783		xx	5.91	$11,452.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		8.574%	No	Alternative	QC Complete	03/11/2022
xx	63730		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	656			0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/11/2022
xx	63731		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Cash Out	673					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/17/2022
xx	63735		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM scores in the file is 0.16. CDA to be ordered. 4/14/2022 - Received CDA and condition is resolved			Verified with 6 comparables		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		0.000%	No	Alternative	QC Complete	03/16/2022
xx	63737	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Required Documentation Missing or Incomplete - EV R
COMMENT:   As per the guidelines,  if DSDR ratio is less than 1 then we need 12 months reserves from negative cash flow I.e., negative  cash flow amount $6028.57 so 12 months reserves is  $6028.57 ×12 = $72,342.84  Provide the bank statements reflecting in final 1003 the ending balance of $XXXX to meet the reserve requirement.

															4/13/2022 - As per client confirmation received Per Credit Memo from xx Head of Credit dated March XXXX , 2022, reserves are no longer required on DSCR loans which was retroactive to all DSCR loans regardless of submission date. Hence condition is resolved.			Verified through 6 comparables		Single Family	xx	xx	xx	Investor	Cash Out	673					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/18/2022
xx	63740		xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Cash Out	789	9.16		0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/14/2022
xx	63742		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CU scores are missing, AVM to be ordered. 05/09/2022 - Received CDA. Hence, condition is resolved.			Appraisal Value Supported by 4 Comps, XXXX Bedrooms and XXXX Bathrooms.		4 Family	xx	xx	xx	Investor	Cash Out	814			21		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/17/2022
xx	65108	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU Score are missing  Secondary valuation  is required

05/23/2022 - Received CDA. Hence, condition is resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:     FAIL     Charged    7.057%      Allowed        5.110%         Over by     +1.947%.

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 11 Comparable		Manufactured Housing	xx	xx	xx	Primary	Cash Out	719	3		8	$4,853.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.380%		Full Documentation	QC Complete	04/29/2022
xx	63744		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide CDA or similar document as value on AVM xx exceeds the value on Appraisal xx by more than 10% on negative side. 04/12/2022 - Received CDA. Hence, condition is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx. The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	723					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/11/2022
xx	63745		xx	Nevada	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: both CU risk scores are missing - Provide Secondary valuation. 04/12/2022 - CDA document received. Hence condition resolved. *** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CU/LCA score is missing in the loan file. CDA to be ordered. 04/07/2022 - Received AVM the confidence score is 0.2040 which is more than threshold limit. CDA to be ordered. 04/12/2022 - CDA document received. Hence condition resolved.			As per appraisal as is ,comparable#7		PUD	xx	xx	xx	Primary	Purchase	730		xx	25	$15,623.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.409%	Yes	Alternative	QC Complete	03/14/2022
xx	63746		xx	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 8 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	796					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	03/15/2022
xx	63747		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraised value supported by #6 comparable		PUD	xx	xx	xx	Investor	Purchase	640					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/11/2022
xx	63748		xx	Ohio	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Confidence score on AVM is 0.13 which is greater than threshold limit 0.10. CDA to be ordered. 04/11/2022 - Received CDA. Hence, condition is resolved.			Verified through 3 comparable		Single Family	xx	xx	xx	Investor	Purchase	686					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/15/2022
xx	65110	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU risk scores are missing.

05/19/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : charged: 7.680% allowed: 5.110% over by : +2.570%

This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : charged: 7.680% allowed: 5.110% over by: +2.570%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has been marked As-is on date xx with the value xx Appraiser has provided 6 comparables to support the opinion of the value.		Manufactured Housing	xx	xx	xx	Primary	Cash Out	712	1.66	xx	7	$7,083.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.389%		Alternative	QC Complete	04/29/2022
xx	63749		xx	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 Comps & 3 Rentals to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value $ xx		Single Family	xx	xx	xx	Investor	Purchase	790					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/14/2022
xx	63752		xx	Arizona	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide CDA or similar document as value on AVM xx exceeds the value on Appraisal xx by more than 10% on negative side. And also Confidence Score as 0.27 which is greater than 0.10 (CA valuation) 04/12/2022 - Received CDA. Hence, condition is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx. The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		4 Family	xx	xx	xx	Investor	Cash Out	722					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/11/2022
xx	63755		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Investor	Purchase	775			27		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/16/2022
xx	63757		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Provide CDA or similar document as provided AVM reflects confidence score as (0.18)which is greater than 0.13 threshold limit. CDA to be ordered 04/12/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	804					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/11/2022
xx	63758	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU and LCA score is missing in file. AVM need to be ordered.

04/07/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged   5.398%   Allowed   5.110%    Over-by +0.288%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			used #5 Comparable to support the opinion value of appraiser ticketed on xx with appraised value xx		High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Purchase	811					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	03/11/2022
xx	63759		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU scores are missing in the file. AVM to be ordered 03/10/2022 - Received AVM as additional valuation & condition resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	03/09/2022
xx	63761		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Investor	Purchase	669					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	03/17/2022
xx	65115		xx	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of xx		Single Family	xx	xx	xx	Investor	Cash Out	741					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/30/2022
xx	63767		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	03/14/2022
xx	63769		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 7 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Cash Out	685					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/15/2022
xx	63772		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU risk scores are missing in file. AVM to be ordered. 04/07/2022 - Received AVM. Hence, condition is resolved.			used #3 Comparable to support the opinion value of appraiser ticketed on xx with appraised value of xx		PUD	xx	xx	xx	Investor	Purchase	790					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	03/16/2022
xx	63773		xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has been marked As-is on xx with appraised value xx. Appraiser has provided 4 comparables.		PUD	xx	xx	xx	Investor	Purchase	702			0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/11/2022
xx	63774		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both the CU/LCA score is missing, as per guidelines need Secondary Valuation, please provide the updated document. 05/09/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	781					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/18/2022
xx	63775		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Property marked "As Is" with 6 comparable		Single Family	xx	xx	xx	Primary	Purchase	772		xx	6	$5,266.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		37.047%	Yes	Alternative	QC Complete	03/14/2022
xx	63776		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Value Supported by 6 comps, XXXX Bathrooms and XXXX Bedrooms.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	801					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	03/18/2022
xx	63778		xx	South Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Please Provide CDA or similar document as provided AVM reflects confidence score as 0.5 % which is greater than 0.10 (CA valuation) Variance exceeds (10%) on AVM- Provide CDA or similar document as value on AVM xx exceeds the value on Appraisal xx by more than 10% on negative side. 04/12/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/11/2022
xx	63780		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU risk scores are missing. AVM to be ordered. 04/07/2022 - Received AVM. Hence, condition is resolved.			Appraisal has provided 6 comps & 3 Rentals to support the opinion of value Appraisal has ticked on AS IS on xx with Appraised value of xx		Manufactured Housing	xx	xx	xx	Investor	Purchase	749					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/15/2022
xx	63783		xx	South Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide AVM as both CU Score is missing. 04/07/2022 - Received AVM the confidence score is 0.2670 which is more than threshold limit. CDA to be ordered. 4/14/2022 - Received CDA and condition is resolved			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx		PUD	xx	xx	xx	Investor	Purchase	709					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/15/2022
xx	63785		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both LCA and CU risk scores are missing. AVM to be ordered. 04/07/2022 - Received AVM. Hence, condition is resolved.			Appraisal has #5 comps to support opinion value.		PUD	xx	xx	xx	Investor	Purchase	733					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/11/2022
xx	63786		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Confidence score on AVM is 0.50 which is greater than threshold limit. CDA to be ordered. 04/12/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		0.000%	Yes	Alternative	QC Complete	03/15/2022
xx	63788		xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	794					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/11/2022
xx	63790		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraised value supported by # 8 comparable		Single Family	xx	xx	xx	Investor	Purchase	781					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/17/2022
xx	65133	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered. Received AVM the Variance is -84.588% which is more than threshold limit.

05/19/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  charged 9.667% allowed  5.490% over by +4.177%

															Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As Is On xx With The Appraised Value Of xxAnd The Appraiser has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Cash Out	610	0.08	xx	15	$22,321.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	12.307%		Alternative	QC Complete	04/29/2022
xx	65135	xx	California	Non-QM/Compliant	4	4	1	4	1	No	Yes	*** (OPEN) Automated Appraisal Review Missing - EV 4 COMMENT: CDA to be ordered as value on AVM is more than 10% on negative side. 05/19/2022 - Field review to be ordered. Received CDA the Variance is -26.913% which is more than threshold limit. 08/05/2022 - Not Resolved - Field review received and the variance is -19.175% which is more than threshold limit.	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Finance charge disclosed on Final CD as $1,052,497.30. Calculated Finance Charge is $1,052,642.30 for an under disclosed amount of -$145.00.Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

08/04/2022 - Resolved - received lender cure/refund and PC CD

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

Higher-Priced Mortgage Loan Test FAIL: Charged 6.655% Allowed  6.490% Over By +0.165%

															“HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).”			Verified Through 6 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	663	1	xx	20	$477,754.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	2.161%		Alternative	QC Complete	05/03/2022
xx	63791		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CDA to be ordered as the variance of appraised value and AVM is greater than 10% and the confidence score is greater 0.10 05/09/2022 - Received CDA. Hence, condition is resolved.			Verified through 7 comparables		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	651					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/18/2022
xx	63792		xx	Colorado	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU risk scores are missing. AVM to be ordered. 04/07/2022 - Received AVM. Hence, condition is resolved.			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	620					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	03/21/2022
xx	65145	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to a fee increase on Revised LE dated 4/XXXX/2022.  Revised LE-1 dated 03/XXXX/2022 reflects a Loan Discount Points at $0.00, however, Revised LE dated 4/XXXX/2022  reflects the Loan Discount Points at $4760.0  This is a fee increase of $4760.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Resolved 7/25/2022 : Received COC document dated 4/XXXX/2022 and updated, hence conditions cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the  higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test fail : Charged 9.124%  Allowed 5.490% Over by +3.634%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail : Charged 9.124% Allowed 5.490% Over by +3.634%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraisal has mark as is , on date xx. The value is $ xx . # 4 comparable.		Single Family	xx	xx	xx	Primary	Cash Out	583	12	xx	18.5	$5,759.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.603%		Full Documentation	QC Complete	04/29/2022
xx	65165	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

 Higher-Priced Mortgage Loan Test FAIL : Charged: 5.507% Allowed : 5.330%  Over By: +0.177%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal has been marked As is on xx with value xx, the Appraisal ha provided 5 comparable sale to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Cash Out	729	1.58		3	$8,063.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.712%		Alternative	QC Complete	04/28/2022
xx	65177	xx	Nevada	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   Hazard insurance dwelling coverage amount is not met with loan amount xx with include additional replacement cost $XXXX

7/8/2022 - Condition resolved. HO6 in file.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as:
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL        Charged:9.244%        Allowed:5.420%     Over by:+3.824%

Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Hazard Insurance - EV R
COMMENT:   Missing Master Policy document and Condo Questionnaire in file.

7/8/22 - Received Master policy. Still require Condo questionnaire.

07/12/2022 - HOA Certification received. Hence, exception resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   4506-C Form Missing In File. 12 month Bank Statement Program.

															7/8/22 - Per client 4506-6 was removed from closing package. Condition resolved.			The Appraisal Has Been Marked As is On xx With The Value xx, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Purchase	620		xx	5	$6,437.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.482%	Yes	Alternative	QC Complete	04/27/2022
xx	65181		xx	Missouri	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As is On xxWith The Value xxThe Appraiser Has Provided 3 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Investor	Purchase	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/02/2022
xx	65182	xx	Washington	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged: 5.500%  Allowed: 5.420%  Over by: +0.080%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As-Is On xx With The Value xx. The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Refinance	783	12	xx		$6,544.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.588%		Alternative	QC Complete	05/03/2022
xx	65189	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   As Per Loan File AVM Confidence Score 0.50 , Hence We Need CDA Secondary Valuation Required .

															06/02/2022 - Received CDA. Hence, condition is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx. The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:				Alternative	QC Complete	05/12/2022
xx	65199	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provided FSD score is 0.13 which is more than 0.10. Provide CDA or similar document

05/09/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   As per guideline, for FICO score of the loan is 642 and LTV is xx with 7.0% rate, the require FICO score is greater than or equal to 650 FICO score. FICO score not meeting the requirement

															07/14/2022 - The B+ credit grade is for FICO’s from 625-649 with a max LTV of 75%. Loan was at 642 FICO and xx LTV so it closed within the parameters of the B+ grade. xx Lending maintains sole discretion for all interest rates and are not held to the matrix to close the deal as we occasionally make off sheet adjustments to get loans closed. Hence, exception is resolved.			Appraisal has been marked As-is on date xx with the value xx. Appraiser has provided 6 comparables to support the opinion of the value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	642					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/27/2022
xx	65200	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) description - EV R
COMMENT:   This is Condo Project - Condo Questionnaire document is missing in file

08/05/2022 - HOA Certification received. Hence, exception is resolved.

*** (CURED) Homeownership Counselling Disclosure is missing. - EV R
COMMENT:   Homeownership Counseling Disclosure is missing in the loan package. Kindly provide Homeownership Counseling Disclosure

“07/27/2022 - Exception Request doc uploaded reflecting no disclosure is required. Hence, exception is resolved.”

*** (CURED) Assets Verification - EV R
COMMENT:   Provide documentation to verify asset (bank statement for the account xx) as its missing

Asset verified as Bank statement received. Hence, exception cleared.

*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU Score are missing  seconder Valuation is required

04/28/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Final Closing Disclosure is missing in the loan package. Kindly provide Final Closing Disclosure.

“07/27/2022 - Exception Request doc uploaded reflecting no disclosure is required. Hence, exception is resolved.”

*** (CURED) Missing Initial LE - EV R
COMMENT:   Initial Loan Estimate is missing in the loan package. Kindly provide initial loan estimate.

“07/27/2022 - Exception Request doc uploaded reflecting no disclosure is required. Hence, exception is resolved.”

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Initial Closing Disclosure is missing in the loan package. Kindly provide Initial Closing Disclosure.

“07/27/2022 - Exception Request doc uploaded reflecting no disclosure is required. Hence, exception is resolved.”

*** (CURED) Missing Required State Disclosures - EV R
COMMENT:   List of Service Provider Disclosure is missing in the loan package. Kindly provide List of Service Provider Disclosure

															“07/27/2022 - Exception Request doc uploaded reflecting no disclosure is required. Hence, exception is resolved.”			The Appraisal Has Been Marked As is Onxx With the value xxThe Appraiser Has Provided 6 Comparable sale to Support The Opinion of thee value		High Rise Condo (>=9 Stories)	xx	xx	xx	Secondary	Cash Out						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx			Alternative	QC Complete	04/27/2022
xx	65203	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Please provide CDA. AVM Confidence score is 0.50 is greater than threshold.

05/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   Transaction is Purchase Investment residence. Funds required to close are $XXXX. Total Assets verified in the amount of $XXXX
Total not verified assets - xx # xx - $XXXX

Provide a copy of most recent bank statement to evidence funds In the amount Of $XXXX for closing . Prove Source Of Any Large Non-Payroll Deposits.

07/27/2022 - As per uploaded credit memo, for business purpose/DSCR loans, verification of the seasoning of funds to close is not required on loans of 70% LTV and below. Also We do not have any guidelines that require us to source and season line item deposits. FNMA may have this requirement but xx do not. Hence, condition is resolved.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   property in a flood zone and flood insurance missing in file.

															07/27/2022: Received updated Master policy including Flood insurance coverage. Hence condition resolved.			The Appraisal Has Been Marked As Is On xx With The Value xx, The Appraiser Has Provided 6 Comparables To Support The Opinion Of The Value		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/13/2022
xx	65207		xx	Florida	Not Covered/Exempt	2	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 7 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	672					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/02/2022
xx	65209		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing 05/19/2022 - Received AVM. Hence, condition is resolved.			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	715					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/09/2022
xx	65222	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   Final 1003 missing in file.

07/27/2022 - Received Final 1003. Hence condition resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail Charged 8.488%  Allowed 6.730%  Over by +1.758%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has #4 comparable to support value.		Single Family	xx	xx	xx	Primary	Refinance	622	0.5	xx	6	$56,550.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		17.993%		Alternative	QC Complete	05/12/2022
xx	65226	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL    Charged  6.294%   Allowed   5.730%    Over-by+0.564%

This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL     Charged  6.294%  Allowed    5.730%    Over-by+0.564%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As is On xx With The Value xx, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Cash Out	701	3.17	xx	3.17	$26,391.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.509%		Alternative	QC Complete	05/03/2022
xx	65231		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on xx. With the appraised value xx		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase					$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	05/10/2022
xx	65232		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing 5/23/2022 - Received AVM and condition is resolved.			The Appraisal Has Been Marked As Is On xx With The Value xx, The Appraiser Has Provided 4 Comparable To Support The Opinion Of The Value		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/13/2022
xx	65233		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R COMMENT: Hazard insurance coverage is not sufficient to cover the loan amount. 07/12/2022 - Received Hazard Insurance showing 100% replacement cost. Hence, condition is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx The Appraise Has Provided 7 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Purchase	787					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/29/2022
xx	65241		xx	North Carolina	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as CU risk scores are missing. 05/09/2022 - Received AVM. Hence, condition is resolved.			The Appraisal Has Been Marked As is On xx With The Value xx, The Appraiser Has Provided 4 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Investor	Purchase	754					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	04/28/2022
xx	65249	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered. Received AVM the Variance is -28.859% which is more than threshold limit.

05/23/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test Fail    Charged: 6.498%      Allowed:  5.990%     Over by: +0.508%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As is On xx With The Value xx, The Appraiser Has Provided 9 Comparables To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Cash Out	676	9	xx	34	$11,489.49	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.044%		Alternative	QC Complete	05/12/2022
xx	65250	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL     Charged:6.460%         Allowed:5.990%      Over by:+0.470%

This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL      Charged:6.460%       Allowed:5.990%      Over by:+0.470%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	684	23	xx	4	$6,727.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.625%		Full Documentation	QC Complete	05/03/2022
xx	65252		xx	Virginia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 05/19/2022 - CDA to be ordered. Received AVM the Variance is -11.423% which is more than threshold limit. 06/16/2022 - CDA received. Hence, condition resolved.			Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked xx with the appraised value xx		Single Family	xx	xx	xx	Investor	Cash Out	680					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/09/2022
xx	65253		xx	Illinois	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing 05/19/2022 - CDA to be ordered. Received AVM the Variance is -10.689% which is more than threshold limit. 06/02/2022 - Received CDA. Hence, condition is resolved.			The Appraisal Has Been Marked As Is On xx With The Value xx, The Appraiser Has Provided 5 Comparables To Support The Opinion Of The Value		4 Family	xx	xx	xx	Investor	Purchase	794			12		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	05/09/2022
xx	65259	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test: FAIL   Charged  7.706%  Allowed 6.240%   Over-by+1.466%

Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Hazard Insurance - EV R
COMMENT:   Master policy present with bare walls coverage. Additionally, HO6 present with coverage for the interior fixtures and finishings.
Hazard insurance Coverage amount is $50000 and there is additional replacement cost of 25% ,so total coverage will be $62500 which does not cover the loan amount of xx. Moreover, It will be not be sufficient to cover the total estimate as well which is $XXXX.

															08/08/2022 - Received clarification stating that 'Note that policy is based on replacement cost up to the limit insured'. Hence, condition resolved.			Verified Through 4 Comparable		PUD	xx	xx	xx	Primary	Purchase	697		xx	10	$10,924.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.489%	Yes	Alternative	QC Complete	05/03/2022
xx	65261	xx	North Carolina	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU scores are missing.

05/19/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   "Transaction is Purchase Investment residence. Funds required to close are $XXXX. Total Assets verified in the amount of $0.00. Provide a copy of most recent bank statement/retirement/investment to evidence funds In the amount Of $XXXX for closing . Prove Source Of Any Large Non-Payroll Deposits."

DSCR loan with LTV less than 75% - Reserves are not required, however funds to close required as it exceeds $100K

															07/27/2022 - As per Sec 8.4 in guideline, verification of the seasoning of funds to close is not required on loans with LTV of 65% or less. Also xx do not have any guidelines that require to source and season line item deposits. FNMA may have this requirement but xx do not. Hence, exception is resolved.			Verified Through 3 Comparable		Manufactured Housing	xx	xx	xx	Investor	Purchase	810					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	05/09/2022
xx	65262	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered. Received AVM, the confidence score is 0.1600 which is more than threshold limit.

05/19/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.799%      Allowed:  5.990%     Over by: +1.809%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has Been Marked As Is On xx With The Value xx, The Appraiser Has Provided 7 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Cash Out	638	13.83	xx	19	$10,401.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.228%		Alternative	QC Complete	05/03/2022
xx	65267		xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As is On xx With The Value xx The Appraiser Has Provided 7 Comparables To Support The Opinion Of The Value		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:				Alternative	QC Complete	05/09/2022
xx	65269	xx	Texas	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU scores are missing

05/19/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Missing Final 1003_Application - EV R
COMMENT:   Final 1003 incomplete due to missing Section L information (i.e. Property and Loan Information, Title Information, Mortgage Loan Information) is missing in loan file. provide full final application.

															07/27/2022 - As per credit memo dated 4/XXXX/22, xx Lending no longer requires a full 1003 application for business purpose/DSCR loans and abridged applications without an REO section are acceptable. xx do not consider these non-disclosed properties for DSCR loan since xx do not validate neither the PITIA nor the payment history. Hence, condition is resolved.			Appraisal has been marked As-is on date xx with the value xx Appraiser has provided 7 comparable to support the opinion of the value.		Single Family	xx	xx	xx	Investor	Purchase	641					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/12/2022
xx	65271	xx	Florida	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   Transaction is Purchase of Primary residence. Funds required to close are $XXXX and 12 month reserves $ 155.52. Total Assets verified in the amount of $ $69120.82.

      i) xx--$ 450.56

      ii) xx---68670.26

 Provide a copy of most recent bank statement/retirement/investment to evidence fund $ 73954.31 which is missing in loan file. Total assets shortage for closing is $26,352.99.

															07/14/2022 - As per Credit Memo from xx Head of Credit dated March XXXX, 2022, on DSCR loans proof of funds is not required at LTV’s of 70% and less as well as $100K or less at any LTV. Hence, exception is resolved.			The mark as is on date xx. The value is xx. # 3 Comparable .		Single Family	xx	xx	xx	Investor	Purchase	701					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/03/2022
xx	65272	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered as Confidence score on AVM is 0.12 which exceeds guideline limit.

05/23/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test: FAIL      Charged:8.539%        Allowed:6.570%     Over by:+1.969%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraisal has been marked as is on xx with the value of xx. The appraiser has provided 6 comparables to support the opinion of the value.		PUD	xx	xx	xx	Primary	Purchase	779		xx	13	$10,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.327%	Yes	Full Documentation	QC Complete	05/09/2022
xx	65275	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Assets Verification - EV R
COMMENT:   Received foreign bank statement of borrower from xx to verify assets but it is not in English language. Hence require English translated bank statement of borrower to verify.

															07/27/2022 - As Per uploaded credit memo, for business purpose/DSCR loans, verification of the seasoning of funds to close is not required on loans of 70% LTV and below. Hence, exception is resolved.			Appraisal has been marked As-is on date with the value xx Appraiser has provided 6 comparable to support the opinion of the value.		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	05/11/2022
xx	65279	xx	Utah	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are me

Higher-Priced Mortgage Loan Test FAIL Charged 8.970% Allowed 7.290% + Over By 1.680%.

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has been marked As-is on date xx with the value xx. Appraiser has provided 5 comparables to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Purchase	612		xx	5.16	$47,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.350%	Yes	Alternative	QC Complete	05/03/2022
xx	65280		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has been marked As-is on date xx with the value xx Appraiser has provided 6 comparables to support the opinion of the value.		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	05/10/2022
xx	65283		xx	Illinois	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing 5/23/2022 - Received AVM and condition is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value xx The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		4 Family	xx	xx	xx	Investor	Purchase	794					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	05/13/2022
xx	65286		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	802	6.83				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/13/2022
xx	65288	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU scores are missing.

06/02/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Assets are not sufficient to cover the cash to close. In the file we have Total assets : $126,797.72 and closing cost (cash from borrower) : $XXXX. So for reserve requirement we need $15,546.06 assets but balance assets available for reserves : $126,797.72-$122,890.83 = $3,906.89 - $15,546.06 = ($11,639.17).
Assets are for reserves requirement in the amount of $11,639.17 Provide a copy of most recent bank statement/retirement/investment to evidence funds.

															07/28/2022 - The 1031 exchange funds listed with the qualified intermediary in file used for cash to close. Per uploaded credit memo, for business purpose/DSCR loans, Reserves will not be required on loans over 75% LTV. Hence, exception is resolved.			The Appraisal Has Been Marked As is On xx With The Value xx The Appraiser Has Provided 4 Comparables To Support The Opinion Of The Value		2 Family	xx	xx	xx	Investor	Purchase	767					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	05/10/2022
xx	61905		xx	Maryland	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide CDA or similar document as value on AVM xx exceeds the value on Appraisal xx by more than 10% on negative side. 02/25/2022 - Received CDA as additional valuation & condition resolved.			Appraised value supported by 4 comps		2 Family	xx	xx	xx	Investor	Cash Out	690		xx	16.83		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/30/2021
xx	65292		xx	Washington	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM Variance is -37.990 which exceeds -10 on negative side . CDA to be ordered 05/09/2022 - Received CDA. Hence, condition is resolved. *** (CURED) Missing Final 1003_Application - EV R COMMENT: Lender Informational page is missing in final 1003. 06/17/2022 - Not resolved. Received Final 1003 but L1 to L4 section is still missing. 07/21/2022 - We were able to get the information from other sources and deemed this immaterial. Hence, condition is resolved.			Verified Through 15 Comparable		Single Family	xx	xx	xx	Investor	Refinance	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	04/25/2022
xx	63794		xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: Value on AVM is more than 10% on negative side than Appraisal. CDA to be ordered. 05/24/2022 - Received CDA. Hence, condition is resolved.			Aprsl is AS IS with 5 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	773	0.08	xx	19	$17,440.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.260%		Alternative	QC Complete	03/09/2022
xx	63804		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 3 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Cash Out	759			12.08		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/11/2022
xx	65299	xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test  FAIL : charged :   5.526%  allowed :  5.490% over by  : +0.036%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The Appraisal Has marked As Is On xx With The Appraised Value Of xx, And The Appraiser Has Provided 8 Comparable To Support An Opinion Of The Value		Single Family	xx	xx	xx	Primary	Purchase	761		xx	6	$6,796.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		33.370%	No	Alternative	QC Complete	05/09/2022
xx	65302		xx	Delaware	Not Covered/Exempt	1	1	1	1	1	No	No						The appraisal has mark subject to on date xx.The value xx.# 6 Comparable . 1004D is Page#522.		PUD	xx	xx	xx	Investor	Refinance	703	22	xx	25	$364,769.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		1.977%		Alternative	QC Complete	05/03/2022
xx	65303		xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value xx The Appraise Has Provided 4 ComparablesTo Support The Opinion Of The Value.		PUD	xx	xx	xx	Primary	Purchase	757		xx	6	$100,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		10.071%	Yes	Alternative	QC Complete	05/03/2022
xx	60358		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Refinance	694	4	xx	4.16	$147,003.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		20.915%		Alternative	QC Complete	12/13/2021
xx	60365		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps		Single Family	xx	xx	xx	Investor	Cash Out	750	2.41		0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/08/2021
xx	61503	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL charged 5.418% allowed 4.660% over by +0.758%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal with #6 comparable		Single Family	xx	xx	xx	Primary	Cash Out	701	2.08	xx	3.08	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.697%		Alternative	QC Complete	01/03/2022
xx	61246	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
FAIL
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :    Charged   5.839%      Allowed    4.660%         Over by  +1.179%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has 5 comparable with different market based value properties		Single Family	xx	xx	xx	Primary	Cash Out	606	26	xx	33.17	$14,294.59	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.875%		Full Documentation	QC Complete	01/03/2022
xx	60377	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 4.847%   Allowed: 4.700%    Over by: +0.147%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			appraisal verified with 5 comparables		PUD	xx	xx	xx	Primary	Refinance	625	3.75	xx	5.58	$11,724.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.387%		Alternative	QC Complete	12/08/2021
xx	60130	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the revised closing disclosure delivery date test (waiting period required). His loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days.

Resolved 3/18/2022 : Waiting period updated in Disclosure level main screen, hence conditions is cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 6.360%  Allowed 4.700%  Over by +1.660%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal valued 5 comparables		Single Family	xx	xx	xx	Primary	Purchase	661		xx	13.83	$3,973.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		52.934%	No	Alternative	QC Complete	12/08/2021
xx	58077	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   As per the Guideline the Minimum requirement FICO score is 660+ However as per form 1008, UW has approved the loan with credit score 610.

3/17/2022 - As per the matrix the credit score is within the guidelines limit. Condition resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   Higher-Priced Mortgage Loan Test: FAIL Charged : 6.557% Allowed : 4.640% Over by :+1.917%

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			As is date #xx, As is Value xx with 6 sale comparables		Single Family	xx	xx	xx	Primary	Cash Out	610	4	xx	4.33	$8,000.00	Mos Reviewed:24 Times 1X30:2 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.628%		Full Documentation	QC Complete	11/30/2021
xx	61506	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL   Charged : 5.667% Allowed :  4.660%  Over by : +1.007%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 3comps to support the opinion of value Appraised has ticked on xx with Appraisal value xx		Single Family	xx	xx	xx	Primary	Cash Out	656	9	xx	0.1	$4,333.33	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:1 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.761%		Alternative	QC Complete	01/03/2022
xx	62704	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test FAIL:  charged  5.029%   allowed 4.660%   over by +0.369%

This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged: 5.029%Allowed:  4.660% Over by:+0.369%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has #6 comps to support opinion value.		2 Family	xx	xx	xx	Primary	Cash Out	708	20	xx	0.5	$8,375.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.587%		Full Documentation	QC Complete	01/28/2022
xx	61260		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Secondary	Purchase	687	26	xx	8.92	$14,161.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.693%	No	Alternative	QC Complete	12/28/2021
xx	61511	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test FAIL :    Charged   5.003%      Allowed    4.660%    Over by   +0.343%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).					Single Family	xx	xx	xx	Primary	Purchase	657	3	xx	6	$7,780.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.726%	Yes	Full Documentation	QC Complete	01/06/2022
xx	61925		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Investor	Cash Out	701					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/12/2022
xx	63033		xx	California	Not Covered/Exempt	1	2	2	1	1	No	No				*** (WAIVED) Cash Out Amount Exceeds Guidelines - EV W COMMENT: As per guideline 'xx NonQM Product Matrices v3.8 (Marked-up)' cash out limit is $750,000.00, but Borrower is getting cash back amount over xx. However exception form available in loan file.	Not much over limit, cash out an investment property, xx LTV, property cash flows	Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		3 Family	xx	xx	xx	Investor	Cash Out	701					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/14/2022
xx	61265		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified with 6 comparables		PUD	xx	xx	xx	Investor	Purchase	859	7.5				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/03/2022
xx	60402		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing required 1-4 family rider - EV R COMMENT: Missing 1-4 Family Rider in this loan file. 3/21/2022 - Received 1-4 Family Rider document and condition has been resolved *** (CURED) Prepayment Rider Missing - EV R COMMENT: Missing Prepayment Rider in loan file. 3/21/2022 - Received Prepayment Rider document and condition has been resolved			Verified through 5 comps		Single Family	xx	xx	xx	Investor	Cash Out	678					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/13/2021
xx	61274	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:Charged:6.521% Allowed:5.660% Over By:+0.861%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).					Single Family	xx	xx	xx	Primary	Cash Out	597	2.91	xx	25.91	$11,194.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.665%		Full Documentation	QC Complete	12/23/2021
xx	58117	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Finance charge disclosed on Final CD as $XXXX. Calculated Finance Charge is $XXXX, for an under disclosed amount of $2,750. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

Not Resolved : We have only received final CD but the document is not sufficient document to resolved this condition.

Not Resolved 3/16/2022 : Received fees worksheet with incorrect Loan amount, Interest rate and Loan number, hence issue remains same.

Resolved 3/17/2022 : Fees Worksheet received, hence conditions is cleared.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 4.955%  Allowed 4.700%  Over by +0.255%

This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :  Charged 4.955%  Allowed 4.700%  Over by +0.255%

Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) VOM or VOR missing/required - EV R
COMMENT:   Require Verification of rent or 12 months canceled checks to support the borrower's residence history for the last year.

															12/23/2021 - Received VOR for past 2 years & condition resolved.			Appraisal with #7 comparable		Single Family	xx	xx	xx	Primary	Purchase	730		xx	3	$14,252.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Verification of Rent		33.301%	Yes	Full Documentation	QC Complete	11/26/2021
xx	61514	xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 5.615%   Allowed: 4.660%  Over by: +0.955%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			C3;Kitchen-updated-one to five years ago;Bathrooms-updated-one to five years ago;SEE ATTACHED ADDENDUM. UPDATED FLOORING, PAINT, FIXTURES, APPLIANCES AND COUNTERS.		PUD	xx	xx	xx	Primary	Cash Out	651	19.25	xx	6.92	$3,255.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.810%		Full Documentation	QC Complete	12/27/2021
xx	62271	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
 Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: charged  5.410% allowed  4.670%  over by +0.740%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).					2 Family	xx	xx	xx	Primary	Cash Out	708	4		20.66	$27,730.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	15.009%		Alternative	QC Complete	01/11/2022
xx	62273		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 6 comparables		PUD	xx	xx	xx	Primary	Purchase	695		xx	10	$28,783.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.805%	No	Alternative	QC Complete	01/12/2022
xx	63035		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Cash Out	726					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/11/2022
xx	61287	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 5.779% Allowed: 4.660% Over by: +1.119%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	748	3.25	xx	2.05	$16,679.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		26.592%	No	Alternative	QC Complete	12/21/2021
xx	62278		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						comparable sale -6		Single Family	xx	xx	xx	Primary	Cash Out	661	45	xx	34.01	$13,540.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.940%		Alternative	QC Complete	01/19/2022
xx	61524	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:Charged:5.177% Allowed:4.660% Over By+0.517%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 4 Comparables		Single Family	xx	xx	xx	Primary	Purchase	655	2	xx	20.08	$43,344.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.243%	Yes	Alternative	QC Complete	12/29/2021
xx	62280		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	759			2.08	$0.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/13/2022
xx	62281		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								PUD	xx	xx	xx	Investor	Cash Out	790					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/12/2022
xx	62283	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL allowed 5.610% 4.660% charged + over by 0.950%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).					Single Family	xx	xx	xx	Primary	Purchase	728		xx	4	$34,746.00	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		16.034%	Yes	Alternative	QC Complete	12/29/2021
xx	61306		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraised value supported by #5 comparables		Single Family	xx	xx	xx	Primary	Purchase	721		xx	10.08	$48,015.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		13.456%	Yes	Alternative	QC Complete	12/28/2021
xx	61310	xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test  FAIL:    charged 6.569%    allowed 4.660%   over by +1.909%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Property Verified with 6 Comparables.		PUD	xx	xx	xx	Primary	Purchase	739	1.25	xx	3.91	$10,547.75	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		48.538%	Yes	Full Documentation	QC Complete	01/04/2022
xx	61315		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraised value supported by 5 comparable		Single Family	xx	xx	xx	Primary	Purchase	731	2	xx	15.08	$13,177.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		27.881%	Yes	Alternative	QC Complete	01/03/2022
xx	62288		xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R COMMENT: This loan failed the higher-priced mortgage loan test failed: Charged:4.815% Allowed:4.600% Over by:+0.215% Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	648	0.58	xx	8.67	$20,564.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.902%		Alternative	QC Complete	01/28/2022
xx	61322		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Value supported by 6 Comps, XXXX Bedrooms and XXXX Bathrooms.		PUD	xx	xx	xx	Investor	Purchase	671	15		0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/03/2022
xx	62294		xx	Illinois	Not Covered/Exempt	1	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	723					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/11/2022
xx	62301		xx	California	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R COMMENT: This loan failed the higher-priced mortgage loan test failed: Charged:6.403% Allowed:4.600% Over by:+1.803% This loan failed the CA AB 260 higher-priced mortgage loan test: Charged:6.403% Allowed:4.600% Over by:+1.803% Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			ppraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	690		xx	2.66	$12,259.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.841%	Yes	Alternative	QC Complete	01/26/2022
xx	62738	xx	South Carolina	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:Charged: 5.651% Allowed:4.600% Over by: +1.051%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has #3 comps to support opinion value		High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Purchase	590		xx	10.58	$8,969.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.117%	No	Full Documentation	QC Complete	02/07/2022
xx	60448		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Investor	Purchase	696	0.16	xx	5.91	$40,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.452%	No	Alternative	QC Complete	12/21/2021
xx	61981		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraised value Supported by 5 Comps		Single Family	xx	xx	xx	Primary	Refinance	711	2.5	xx	15.08	$40,091.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		15.437%		Alternative	QC Complete	01/03/2022
xx	61540		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	710	0.25	xx	14.5	$20,512.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.391%		Alternative	QC Complete	01/05/2022
xx	63357		xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 7 comparables to support the opinion of site value		Single Family	xx	xx	xx	Primary	Cash Out	763	2	xx	7	$21,427.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.492%		Alternative	QC Complete	01/20/2022
xx	60450	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL 6.085% 5.640% +0.445%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 3 Comparables		Single Family	xx	xx	xx	Primary	Purchase	636	3	xx	8.33	$36,407.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.399%	Yes	Alternative	QC Complete	12/01/2021
xx	61543	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a))

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 7.015% Allowed: 4.660% Over by: +2.355%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).					Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	717	2	xx	5	$22,213.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		27.041%	No	Alternative	QC Complete	01/06/2022
xx	61544		xx	Oregon	Not Covered/Exempt	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Investor	Purchase	740		xx	12.5	$17,332.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.487%	No	Alternative	QC Complete	01/06/2022
xx	63077	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 5.117% Allowed 4.600% Over By +0.517%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has 5 sale comparables		Single Family	xx	xx	xx	Primary	Purchase	724		xx	0.25	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.683%	Yes	Full Documentation	QC Complete	01/13/2022
xx	63079	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 5.343% Allowed: 4.530% Over by: +0.813%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraised value supported by 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	673	11	xx	4.83	$8,769.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.839%		Alternative	QC Complete	01/20/2022
xx	61342	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test  Fail  :       charged   5.813%       allowed   4.660%         over by +1.153%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Purchase	642	1.67	xx	7.5	$6,113.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		40.847%	Yes	Alternative	QC Complete	12/23/2021
xx	66509		xx	Arizona	Non-QM/Compliant	2	2	2	1	1	No	No				*** (WAIVED) Final Application Incomplete - EV W COMMENT: Final 1003 is reflecting incorrect ownership for current address as "Own" However borrower is currently living on rent as per VOR. Waived 08/31/2022: Exception approval letter is received.	746 FICO score -66 points higher than min 680 xx LTV, <max 85% 68 months reserves after closing	The appraised value of xx from xx is an As-Is value and is well supported by six comparable. 1004D Document is available in page#559.		PUD	xx	xx	xx	Primary	Purchase	746	0.66	xx	16	$12,742.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		47.432%	Yes	Alternative	QC Complete	08/01/2022
xx	66512	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 7.619% Allowed 6.660% Over by+0.959%.

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail: Charged 7.619% Allowed 6.660% Over by +0.959%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			The appraised value of xx from xx is an As-Is value and is well supported by five comparable		Single Family	xx	xx	xx	Primary	Cash Out	630	5	xx	6	$90,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.209%		Alternative	QC Complete	07/19/2022
xx	66515		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by seven comparable.		PUD	xx	xx	xx	Investor	Purchase	751					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/27/2022
xx	66516		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable.		PUD	xx	xx	xx	Investor	Purchase	797					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/28/2022
xx	66517		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by five comparable.		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/21/2022
xx	66518	xx	Oregon	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Provide the most recent two year business (Citizen / xx) & personal tax returns ( 1120 S , K-1 , W2 ) to calculate the income of the borrower.

Resolved: 1120- S, K-1 & Tax return received on 8/XXXX/2022 - 8/10

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The credit report reflects only one trade line with activity reported in last 12 months , as per lender guidelines we need at least 2 trade lines activity reported in last 12 months.

															Resolved: Received 1008 on 08/XXXX/2022 with UW Comments "VOR Rating for over 9 years is 2nd trade line". 8/10			The appraised value of xx from xx is an As-Is value and is well supported by 6 comparable.		PUD	xx	xx	xx	Primary	Purchase	812		xx	5	$9,216.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		33.746%	Yes	Full Documentation	QC Complete	08/02/2022
xx	66519		xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						used #7 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Purchase	747					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/29/2022
xx	66520		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable.		PUD	xx	xx	xx	Primary	Purchase	793	1.5	xx	33	$242,352.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		6.377%	Yes	Alternative	QC Complete	07/25/2022
xx	66521		xx	Arizona	Not Covered/Exempt	4	2	2	1	1	No	No			*** (CURED) Missing Final 1003_Application - EV R COMMENT: As per final 1003 document check box not ticked either borrower is staying in Own property or Rented house. However as per Final 1003 borrower occupy same property as Primary Residence. Borrower current address (xx ). 08/08/2022 - Received updated final 1003. Hence condition resolved. *** (CURED) Missing flood cert - EV R COMMENT: Provide a copy of flood certificate for the subject property. 08/05/2022 - Received Flood certificate for the subject property. Hence condition resolved.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per lender guideline 2021-03-19 Spectrum No Ratio Guidelines v21.4.pdf minimum loan amount is $300,000.00 however in this loan, loan amount is xx hence it is breaching the guideline. 08/05/2022 - Received Loan exception with updated comp factors. Hence condition waived.	- FICO 752-32 points higher than required 720 for living rent free - 32 months reserves after closing 6 months required - Borrowers business had rental property that was leased from 4/2020 - 4/2022	The appraised value of xx from xx is an As-Is value and is well supported by six comparable.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	752					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/03/2022
xx	66522		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable.		3 Family	xx	xx	xx	Investor	Cash Out	682	0.67				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:30 Verification Type:Credit Report	xx			Alternative	QC Complete	07/27/2022
xx	66523		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of xx from xx is an As-Is value and is well supported by six comparable.		Single Family	xx	xx	xx	Primary	Purchase	688	4	xx	5	$51,713.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		8.575%	Yes	Alternative	QC Complete	07/28/2022